Annual Total Returns - iShares Developed Real Estate Index Fund (Class K) [BarChart] - Class K - iShares Developed Real Estate Index Fund - Class K Shares	May 28, 2021
Bar Chart Table:
Annual Return 2016	4.33%
Annual Return 2017	10.99%
Annual Return 2018	(4.75%)
Annual Return 2019	22.48%
Annual Return 2020	(8.25%)